Segment Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Revenue information of the Group
Total revenues	$ 575,803,936	$ 496,022,873	$ 335,421,516
Net accounts receivable	113,991,480	119,741,936
Accounts receivable | Customer risk | Customer A
Revenue information of the Group
Net accounts receivable	$ 14,011,827	$ 13,979,270
Revenue | Customer risk
Revenue information of the Group
Number of customers | item	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 420,552,177	$ 326,679,871	$ 170,204,545
Online advertising
Revenue information of the Group
Total revenues	134,229,255	155,049,818	145,444,790
Listing
Revenue information of the Group
Total revenues	$ 21,022,504	$ 14,293,184	$ 19,772,181